Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Statement of Comprehensive Income [Abstract]
Net income	$ 173,532	$ 164,049	$ 160,316
Other comprehensive income (loss) net of tax:
Net unrealized gains (losses) on available-for-sale securities	(7,587)	(1,403)	(27,536)
Reclassification adjustment of net gains from sale of available-for-sale securities included in net income	3,499	0	9,641
Related tax benefit (expense)	1,503	516	6,577
Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax, Portion Attributable to Parent	(2,585)	(887)	(11,318)
Net unrealized gain (loss) on long-term borrowing hedges	29,653	(16,793)	(14,287)
Related tax benefit (expense)	(10,897)	6,171	5,250
Derivatives qualifying as hedges, net of tax, portion attributable to parent	18,756	(10,622)	(9,037)
Other comprehensive income (loss)	16,171	(11,509)	(20,355)
Comprehensive income	$ 189,703	$ 152,540	$ 139,961